Risk/Return Detail Data - FidelityHedgedEquityFund-AMCIZPRO	Apr. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Greenwood Street Trust
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Hedged Equity Fund /Fidelity Advisor® Hedged Equity Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Hedged Equity Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56 % of the average value of its portfolio.
Portfolio Turnover, Rate	56.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index. Using a disciplined approach designed to construct an equity portfolio with similar risk-return characteristics to the S&P 500® Index. Employing a disciplined options-based strategy designed to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund's investments). The extent of this protection will be determined primarily based on the cost of the put options in the marketplace. Managing the options positions in a way that provides diversification of options strike prices and expirations.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	9.62%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return	(2.96%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Fidelity Advisor Hedged Equity Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.60%
Fee waiver and/or expense reimbursement	0.05%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.55%
1 year	$ 56
3 years	185
5 years	328
10 years	744
1 Year	56
3 Years	185
5 Years	328
10 Years	$ 744
Annual Return, Inception Date	Sep. 01, 2022
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Fidelity Advisor Hedged Equity Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%
Total annual operating expenses	0.53%
Fee waiver and/or expense reimbursement	0.03%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.50%
1 year	$ 51
3 years	166
5 years	292
10 years	661
1 Year	51
3 Years	166
5 Years	292
10 Years	$ 661
Annual Return, Inception Date	Sep. 01, 2022
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Fidelity Advisor Hedged Equity Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.04%
Total annual operating expenses	1.59%
Fee waiver and/or expense reimbursement	0.04%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.55%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 258
3 years	497
5 years	861
10 years	1,683
1 Year	158
3 Years	497
5 Years	861
10 Years	$ 1,683
Annual Return, Inception Date	Sep. 01, 2022
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Fidelity Advisor Hedged Equity Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.04%
Total annual operating expenses	1.09%
Fee waiver and/or expense reimbursement	0.04%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%
1 year	$ 453
3 years	679
5 years	925
10 years	1,628
1 Year	453
3 Years	679
5 Years	925
10 Years	$ 1,628
Annual Return, Inception Date	Sep. 01, 2022
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Fidelity Advisor Hedged Equity Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%
Total annual operating expenses	0.84%
Fee waiver and/or expense reimbursement	0.04%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.80%
1 year	$ 652
3 years	823
5 years	1,009
10 years	1,548
1 Year	652
3 Years	823
5 Years	1,009
10 Years	$ 1,548
Annual Return, Inception Date	Sep. 01, 2022
2023	17.27%
2024	19.17%
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Return Before Taxes | Fidelity Advisor Hedged Equity Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.44%
Since Inception	13.40%	[4]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Return Before Taxes | Fidelity Advisor Hedged Equity Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.55%
Since Inception	13.48%	[5]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Return Before Taxes | Fidelity Advisor Hedged Equity Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	17.35%
Since Inception	12.29%	[6]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Return Before Taxes | Fidelity Advisor Hedged Equity Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	14.69%
Since Inception	11.12%	[7]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | Return Before Taxes | Fidelity Advisor Hedged Equity Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	12.32%
Since Inception	10.27%	[8]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | After Taxes on Distributions | Fidelity Advisor Hedged Equity Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	12.18%
Since Inception	10.13%	[8]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | After Taxes on Distributions and Sales | Fidelity Advisor Hedged Equity Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	7.39%
Since Inception	7.93%	[8]
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | IXUYK
Risk/Return:
Label	Cboe S&P 500 5% Put Protection Index
Past 1 year	20.52%
Since Inception	14.24%
FidelityHedgedEquityFund-AMCIZPRO | Fidelity Hedged Equity Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Since Inception	20.22%

[1]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.80%, 1.05%, 1.55%, 0.55%, and 0.50% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2026 . FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[2]	B On Class C shares redeemed less than one year after purchase.
[3]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[4]	D From September 1, 2022 .
[5]	E From September 1, 2022 .
[6]	C From September 1, 2022 .
[7]	B From September 1, 2022 .
[8]	A From September 1, 2022 .